Related party transactions - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended		6 Months Ended
	Mar. 13, 2023	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Apr. 30, 2023	Mar. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Share repurchase program, authorized amount						$ 500,000	$ 500,000
Treasury stock acquired (in shares)		5,057,892
Shares repurchased, price per share (in dollars per share)		$ 58.54
Share repurchase	$ 500,000	$ 296,109		$ 796,845	$ 1,458
Accounts receivable		62,993		62,993				$ 132,202
Operating lease, lease income		$ 1,717,382	$ 1,564,324	$ 3,441,187	3,303,865
SES
Related Party Transaction [Line Items]
Ownership (in percentage)		50.00%		50.00%
Related Party | SES
Related Party Transaction [Line Items]
Operating lease, lease income		$ 34,000		$ 62,000
Related Party | General Electric
Related Party Transaction [Line Items]
Treasury stock acquired (in shares)	8,788,890	1,512,926
Shares repurchased, price per share (in dollars per share)	$ 56.89	$ 58.96
Accounts payable		$ 14,000		14,000				$ 9,000
Accounts receivable		3,000		3,000
Operating lease, lease income		$ 39,000	35,000	$ 79,000	67,000
Related Party | Secondary Offering | General Electric
Related Party Transaction [Line Items]
Stock repurchase program, authorized per share amount (in dollars per share)	$ 58.50
Related Party | SES
Related Party Transaction [Line Items]
Operating lease, lease income			$ 18,000		$ 35,000
Related Party | AerCap Holdings N.V. | General Electric
Related Party Transaction [Line Items]
Ownership percentage by GE (in percentage)		33.60%		33.60%